SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended
Dec. 31, 2021 CAD ($) $ / shares shares
SUBSEQUENT EVENTS (Details Narrative)
Stock options weighted average exercise price | $ / shares	$ 0.27
Stock options weighted average exercisable period	five years
Restricted Stock Units granted	1,090,000
DSUs granted	356,000
Aggregate shares of common shares issued	286,904
Per Share consideration paid under the transaction | $ / shares	$ 4.44
Common stock price per share | $ / shares	$ 26.62
Total consideration in cash | $	$ 1,272,824
Total consideration in cash for common stock | $	$ 7,636,944
Stock options granted	14,155,000
Common stock shares	187,839
Shares owns	474,743
Increasing ownership percentages	from 10% to 25.3%